Note G - Other Borrowed Funds (Details) - Scheduled Principal Payments (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Note G - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2014	$ 4,200
2015	2,036
2016	1,229
2017	1,162
2018	1,104
Thereafter	9,017
	18,748	14,285
Federal Home Loan Bank Advances [Member]
Note G - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2014	1,399
2015	1,308
2016	1,229
2017	1,162
2018	1,104
Thereafter	9,017
	15,219	10,759
Promissory Notes [Member]
Note G - Other Borrowed Funds (Details) - Scheduled Principal Payments [Line Items]
2014	2,801
2015	728
	$ 3,529	$ 3,526